SEGMENT REPORTING (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Assets	$ 13,453,067	$ 8,908,660
Biotechnology Segment [Member]
Segment Reporting Information [Line Items]
Assets	11,706,348
Technology Segment [Member]
Segment Reporting Information [Line Items]
Assets	$ 1,746,719	$ 1,746,719